Outstanding and Exercisable Share Options (Detail)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 71.95
Range Exercise Price Minimum	$ 15.84
Options Outstanding Number of Shares | shares	1,466,444
Options Outstanding Weighted Average Remaining Contractual Life	4 years 8 months 1 day
Options Outstanding Weighted Average Exercise Price	$ 43.45
Options Exercisable Number of Shares | shares	651,574
Options Exercisable Weighted Average Exercise Price	$ 29.80
Range 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 15.84
Options Outstanding Number of Shares | shares	50,000
Options Outstanding Weighted Average Remaining Contractual Life	3 months 26 days
Options Outstanding Weighted Average Exercise Price	$ 15.84
Options Exercisable Number of Shares | shares	50,000
Options Exercisable Weighted Average Exercise Price	$ 15.84
Range 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 16.80
Options Outstanding Number of Shares | shares	60,000
Options Outstanding Weighted Average Remaining Contractual Life	2 years 9 months 29 days
Options Outstanding Weighted Average Exercise Price	$ 16.80
Options Exercisable Number of Shares | shares	60,000
Options Exercisable Weighted Average Exercise Price	$ 16.80
Range 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 17.17
Options Outstanding Number of Shares | shares	6,000
Options Outstanding Weighted Average Remaining Contractual Life	2 years 10 months 6 days
Options Outstanding Weighted Average Exercise Price	$ 17.17
Options Exercisable Number of Shares | shares	6,000
Options Exercisable Weighted Average Exercise Price	$ 17.17
Range 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 20.28
Options Outstanding Number of Shares | shares	107,588
Options Outstanding Weighted Average Remaining Contractual Life	2 years 1 month 28 days
Options Outstanding Weighted Average Exercise Price	$ 20.28
Options Exercisable Number of Shares | shares	107,588
Options Exercisable Weighted Average Exercise Price	$ 20.28
Range 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 20.59
Options Outstanding Number of Shares | shares	33,000
Options Outstanding Weighted Average Remaining Contractual Life	3 years 1 month 21 days
Options Outstanding Weighted Average Exercise Price	$ 20.59
Options Exercisable Number of Shares | shares	7,200
Options Exercisable Weighted Average Exercise Price	$ 20.59
Range 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 22.26
Options Outstanding Number of Shares | shares	2,160
Options Outstanding Weighted Average Remaining Contractual Life	1 month 24 days
Options Outstanding Weighted Average Exercise Price	$ 22.26
Options Exercisable Number of Shares | shares	2,160
Options Exercisable Weighted Average Exercise Price	$ 22.26
Range 7
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 22.30
Options Outstanding Number of Shares | shares	173,642
Options Outstanding Weighted Average Remaining Contractual Life	3 years 3 months 26 days
Options Outstanding Weighted Average Exercise Price	$ 22.30
Options Exercisable Number of Shares | shares	112,061
Options Exercisable Weighted Average Exercise Price	$ 22.30
Range 8
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 23.66
Options Outstanding Number of Shares | shares	3,520
Options Outstanding Weighted Average Remaining Contractual Life	3 years 6 months 26 days
Options Outstanding Weighted Average Exercise Price	$ 23.66
Options Exercisable Number of Shares | shares	1,910
Options Exercisable Weighted Average Exercise Price	$ 23.66
Range 9
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 24.46
Options Outstanding Number of Shares | shares	60,816
Options Outstanding Weighted Average Remaining Contractual Life	1 year 2 months 1 day
Options Outstanding Weighted Average Exercise Price	$ 24.46
Options Exercisable Number of Shares | shares	60,816
Options Exercisable Weighted Average Exercise Price	$ 24.46
Range 10
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 26.20
Options Outstanding Number of Shares | shares	450
Options Outstanding Weighted Average Remaining Contractual Life	1 year 4 months 17 days
Options Outstanding Weighted Average Exercise Price	$ 26.20
Options Exercisable Number of Shares | shares	450
Options Exercisable Weighted Average Exercise Price	$ 26.20
Range 11
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 26.71
Options Outstanding Number of Shares | shares	4,450
Options Outstanding Weighted Average Remaining Contractual Life	3 years 8 months 9 days
Options Outstanding Weighted Average Exercise Price	$ 26.71
Options Exercisable Number of Shares | shares	3,560
Options Exercisable Weighted Average Exercise Price	$ 26.71
Range 12
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 29.45
Options Outstanding Number of Shares | shares	3,000
Options Outstanding Weighted Average Remaining Contractual Life	1 year 3 months 26 days
Options Outstanding Weighted Average Exercise Price	$ 29.45
Options Exercisable Number of Shares | shares	3,000
Options Exercisable Weighted Average Exercise Price	$ 29.45
Range 13
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 32.37
Options Outstanding Number of Shares | shares	165,865
Options Outstanding Weighted Average Remaining Contractual Life	4 years 3 months 29 days
Options Outstanding Weighted Average Exercise Price	$ 32.37
Options Exercisable Number of Shares | shares	95,457
Options Exercisable Weighted Average Exercise Price	$ 32.37
Range 14
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 36.22
Options Outstanding Number of Shares | shares	20,178
Options Outstanding Weighted Average Remaining Contractual Life	4 years 5 months 16 days
Options Outstanding Weighted Average Exercise Price	$ 36.22
Options Exercisable Number of Shares | shares	8,443
Options Exercisable Weighted Average Exercise Price	$ 36.22
Range 15
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 37.90
Options Outstanding Number of Shares | shares	5,720
Options Outstanding Weighted Average Remaining Contractual Life	4 years 11 months 5 days
Options Outstanding Weighted Average Exercise Price	$ 37.90
Options Exercisable Number of Shares | shares	1,600
Options Exercisable Weighted Average Exercise Price	$ 37.90
Range 16
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 40.83
Options Outstanding Number of Shares | shares	81,658
Options Outstanding Weighted Average Remaining Contractual Life	5 years 4 months 21 days
Options Outstanding Weighted Average Exercise Price	$ 40.83
Options Exercisable Number of Shares | shares	24,646
Options Exercisable Weighted Average Exercise Price	$ 40.83
Range 17
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 47.03
Options Outstanding Number of Shares | shares	63,813
Options Outstanding Weighted Average Remaining Contractual Life	5 years 2 months 1 day
Options Outstanding Weighted Average Exercise Price	$ 47.03
Options Exercisable Number of Shares | shares	15,693
Options Exercisable Weighted Average Exercise Price	$ 47.03
Range 18
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 48.67
Options Outstanding Number of Shares | shares	118,493
Options Outstanding Weighted Average Remaining Contractual Life	5 years 2 months 16 days
Options Outstanding Weighted Average Exercise Price	$ 48.67
Options Exercisable Number of Shares | shares	22,992
Options Exercisable Weighted Average Exercise Price	$ 48.67
Range 19
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 51.35
Options Outstanding Number of Shares | shares	4,030
Options Outstanding Weighted Average Remaining Contractual Life	5 years 7 months 6 days
Options Outstanding Weighted Average Exercise Price	$ 51.35
Options Exercisable Number of Shares | shares	1,612
Options Exercisable Weighted Average Exercise Price	$ 51.35
Range 20
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 65.60
Options Outstanding Number of Shares | shares	93,534
Options Outstanding Weighted Average Remaining Contractual Life	7 years 4 months 17 days
Options Outstanding Weighted Average Exercise Price	$ 65.60
Options Exercisable Number of Shares | shares	10,557
Options Exercisable Weighted Average Exercise Price	$ 65.60
Range 21
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 66.47
Options Outstanding Number of Shares | shares	11,931
Options Outstanding Weighted Average Remaining Contractual Life	6 years 4 months 21 days
Options Outstanding Weighted Average Exercise Price	$ 66.47
Options Exercisable Number of Shares | shares	1,417
Options Exercisable Weighted Average Exercise Price	$ 66.47
Range 22
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 66.97
Options Outstanding Number of Shares | shares	3,118
Options Outstanding Weighted Average Remaining Contractual Life	6 years 5 months 12 days
Options Outstanding Weighted Average Exercise Price	$ 66.97
Options Exercisable Number of Shares | shares	623
Options Exercisable Weighted Average Exercise Price	$ 66.97
Range 23
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 68.39
Options Outstanding Number of Shares | shares	231,687
Options Outstanding Weighted Average Remaining Contractual Life	6 years 2 months 5 days
Options Outstanding Weighted Average Exercise Price	$ 68.39
Options Exercisable Number of Shares | shares	53,789
Options Exercisable Weighted Average Exercise Price	$ 68.39
Range 24
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 71.95
Options Outstanding Number of Shares | shares	161,791
Options Outstanding Weighted Average Remaining Contractual Life	7 years 2 months 1 day
Options Outstanding Weighted Average Exercise Price	$ 71.95
Options Exercisable Weighted Average Exercise Price	$ 71.95